                                                                                           Registration No. 2-69719
                                                                                                  File No. 811-3105

                                         SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, D.C. 20549
                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         /X/

         PRE-EFFECTIVE AMENDMENT NO.                                                                           /  /

         POST-EFFECTIVE AMENDMENT NO. 44                                                                        /X/

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                                                                               /X/

         Amendment No. 37                                                                                       /X/

                                        OPPENHEIMER CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------------------------------------------
                                (Exact Name of Registrant as Specified in Charter)

                                  6803 South Tucson Way, Englewood, Colorado 80112
-------------------------------------------------------------------------------------------------------------------
                                     (Address of Principal Executive Offices)

                                                    212-323-0200
-------------------------------------------------------------------------------------------------------------------
                                          (Registrant's Telephone Number)

                                               ANDREW J. DONOHUE, ESQ.
                                               OppenheimerFunds, Inc.
                                Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------------------------------------------------------
                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      /   /   Immediately upon filing pursuant to paragraph (b)
      /X/     On December 28, 2001, pursuant to paragraph (b)
      /   /   60 days after filing, pursuant to paragraph (a)(1)
      /   /   On _______, pursuant to paragraph (a)(1)
      /   /   75 days after filing, pursuant to paragraph (a)(2)
      /   /   On _______, pursuant to paragraph (a)(2)
              of Rule 485.

If appropriate, check the following box:

      /   /   This  post-effective  amendment  designates  a new  effective  date  for  a  previously  filed  post-
              amendment.

NIA/320/N1A_DEC00